Non-current financial debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of components of non-current financial debts [abstract]
Straight bonds	$ 22,167	$ 25,283
Liabilities to banks and other institutions	188	285
Finance lease obligations		92
Total including current portion of non-current financial debt	22,355	25,660
Less current portion of non-current financial debt	(2,002)	(3,190)
Total non-current financial debts	$ 20,353	$ 22,470
Average interest rate on loans received	0.20%	0.30%
Ratio fixed rate financial debt to total financial debt	82.00%	80.00%
Average interest rate on borrowings	2.40%	2.70%